Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

5.    Lease

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

As of December 31,2022
RMB
Operating lease right-of-use assets	2,207
Operating lease liabilities	2,035

The following table presents operating lease cost reported in the consolidated statements of comprehensive loss related to the Group’s leases:

As of December 31,2022
RMB
Operating lease cost	714
Short-term lease cost	7,821
Total	8,535

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2022 to the present value of its operating lease payments:

As of December 31, 2022
RMB
2023	1,295
2024	804
Total undiscounted operating lease payments	2,099
Less: imputed interest	(64)
Present value of operating lease liabilities	2,035